Expense Example, No Redemption - Morgan C Shares - JPMorgan Liquid Assets Money Market Fund	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Morgan 1 Year	Morgan 3 Years	Morgan 5 Years	Morgan 10 Years
USD ($)	60	191	334	749	99	348	616	1,381